Capital management (Tables)	12 Months Ended
Dec. 31, 2018
Capital management
Capital structure

	December 31,
	2018	2017 (1)
	(€ in thousands)
Equity	46,475	43,889
Share of total equity and liabilities	67.0%	65.5%
Current financial liabilities	850	1,162
Non-current financial liabilities	16,321	16,413
Total financial liabilities	17,171	17,575
Share of total equity and liabilities	24.8%	26.2%
Total equity and liabilities	69,352	67,002